Financial instruments - Reconciliation of changes in fair value (Details) - Level 3 [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement [line items]
Opening balance	$ 657	$ 510
Total gains and losses recognised in statement of income, assets	108	109
Purchases, assets	119	64
Settlement, assets	(27)	(36)
Transfer to level 1	0	1
Foreign currency translation differences	(13)	9
Closing balance	844	657
Non-current derivative financial instruments liabilities [Member]
Disclosure of fair value measurement [line items]
Opening balance	(5)	(19)
Total gains and losses recognised in statement of income, liabilities	1	14
Closing balance	(4)	(5)
Non-current financial investments [Member]
Disclosure of fair value measurement [line items]
Opening balance	308	277
Total gains and losses recognised in statement of income, assets	(23)	(29)
Purchases, assets	119	64
Settlement, assets	(7)	(8)
Transfer to level 1	0	1
Foreign currency translation differences	(3)	4
Closing balance	394	308
Non-current derivative financial instruments - assets [Member]
Disclosure of fair value measurement [line items]
Opening balance	330	219
Total gains and losses recognised in statement of income, assets	58	106
Foreign currency translation differences	(8)	5
Closing balance	380	330
Current derivative financial instruments, assets [Member]
Disclosure of fair value measurement [line items]
Opening balance	24	33
Total gains and losses recognised in statement of income, assets	72	19
Settlement, assets	(20)	(28)
Foreign currency translation differences	(2)	0
Closing balance	$ 74	$ 24